INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME AND MINING TAXES
Schedule of components of income and mining tax expense

	Year Ended December 31,
	2023	2022
Current income and mining taxes	$365,721	$277,076
Deferred income and mining taxes:
Origination and reversal of temporary differences	52,041	168,098
Total income and mining taxes expense	$417,762	$445,174

Schedule of effective income and mining tax reconciliation

	Year Ended December 31,
	2023	2022
Combined federal and composite provincial tax rates	26%	26%
Expected income tax expense at statutory income tax rate	$613,358	$290,010
Increase (decrease) in income and mining taxes resulting from:
Mining taxes	101,433	121,404
Impact of foreign tax rates and change in future tax rates	23,460	(5,106)
Permanent differences	(300,567)	32,231
Impact of foreign exchange on deferred income tax balances	(45,412)	6,635
Other	25,490	—
Total income and mining taxes expense	$417,762	$445,174

Schedule of Components of Net Deferred Income Assets

	As at	As at
	December 31, 2023	December 31, 2022
Mining properties	$28,388	$(26,627)
Net operating loss carry forwards	—	13,466
Mining taxes	6,098	1,995
Reclamation provisions and other liabilities	19,310	22,740
Total deferred income tax assets	$53,796	$11,574

Schedule and continuity of components of deferred income and mining tax liabilities

	As at	As at
	December 31, 2023	December 31, 2022
Mining properties	$4,960,289	$4,115,221
Net operating and capital loss carry forwards	(77,247)	(49,394)
Mining taxes	308,157	195,249
Reclamation provisions and other liabilities	(217,928)	(279,201)
Total deferred income and mining tax liabilities	$4,973,271	$3,981,875

25.INCOME AND MINING TAXES (Continued)

Changes in net deferred tax assets and liabilities for the years ended December 31, 2023 and 2022 are as follows:

	As at	As at
	December 31, 2023	December 31, 2022
Net deferred income and mining tax liabilities - beginning of year	$3,970,301	$1,089,520
Income and mining tax impact recognized in net income	52,041	168,109
Income tax impact recognized in other comprehensive income and equity	984	(11,169)
Deferred income tax liability acquired on Yamana Transaction (Note 6)	896,149	—
Deferred income tax liability acquired on the purchase of Kirkland (Note 6)	—	2,723,841
Net deferred income and mining tax liabilities - end of year	$4,919,475	$3,970,301

Schedule of deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized

	As at	As at
	December 31, 2023	December 31, 2022
Other deductible temporary differences	$1,485,481	$1,012,924